GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
Share-based compensation		$ 9,628	$ 6,676
General and administrative expenses		28,674	24,203
General and administrative expenses.
GENERAL AND ADMINISTRATIVE EXPENSES
Wages and benefits		7,083	4,883
Share-based compensation		7,274	6,224
Professional fees		1,435	2,635
Consulting fees		2,618	1,476
Travelling, representation and convention		668	627
Office and administration		8,862	6,747
Stock exchange, authorities, and communication		462	872
Depreciation and amortization		246	699
Loss on asset disposal			5
Other financial fees		26	35
General and administrative expenses		$ 28,674	$ 24,203
Amount of settlement of litigation	$ 1,200